Goodwill And Other Intangible Assets (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2014 USD ($) Reporting_Unit	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Reporting units for goodwill impairment testing | Reporting_Unit	22
Goodwill	$ 15,673.2	$ 14,717.2
Impairment loss	$ 0.0	0.0	$ 0.0
Finite-lived intangible assets, weighted-average life (in years)	14 years
Total intangible amortization expense	$ 352.0	$ 339.0	$ 311.0
Future amortization expense, 2015	410.0
Future amortization expense, 2016	369.0
Future amortization expense, 2017	332.0
Future amortization expense, 2018	299.0
Future amortization expense, 2019	269.0
Minimum
Goodwill [Line Items]
Goodwill	7.0
Maximum
Goodwill [Line Items]
Goodwill	$ 4,300.0